Portfolio of Investments (unaudited)
As of January 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS—75.9%
BRAZIL—3.8%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2029	BRL	73,000,000	$ 13,023,684
10.00%, 01/01/2033		30,000,000	4,887,903
10.00%, 01/01/2035		50,000,000	7,937,379
Total Brazil			25,848,966
CHINA—6.4%
China Government Bond, 1.63%, 10/25/2030	CNY	65,000,000	9,370,908
China Government Bonds
1.46%, 05/25/2028		14,000,000	2,019,347
1.67%, 05/25/2035		175,500,000	24,992,103
1.88%, 04/25/2055		50,500,000	6,674,945
Total China			43,057,303
DOMINICAN REPUBLIC—0.6%
Dominican Republic International Bonds, 13.63%, 02/03/2033(a)(b)	DOP	219,950,000	4,280,525
EGYPT—0.4%
Egyptian Financial Co. for Sovereign Taskeek, 10.88%, 02/28/2026(a)		$3,000,000	3,007,530
HONG KONG—2.4%
Airport Authority
4.88%, 01/12/2033(a)(b)		1,350,000	1,395,797
5.13%, 01/15/2035(a)(b)		2,131,000	2,257,776
Hong Kong Government Infrastructure Bonds Programme
2.76%, 04/25/2028	HKD	48,000,000	6,191,959
3.17%, 07/24/2035		50,000,000	6,385,670
Total Hong Kong			16,231,202
INDIA—1.6%
Export-Import Bank of India
5.50%, 01/18/2033(a)		$2,500,000	2,604,902
5.75%, 01/12/2056(a)		2,500,000	2,531,955
India Government Bonds
6.79%, 05/15/2027	INR	325,000,000	3,569,532
9.20%, 09/30/2030		9,590,000	115,463
7.40%, 09/19/2062		165,000,000	1,764,420
Total India			10,586,272
INDONESIA—11.9%
Indonesia Government International Bonds
8.50%, 10/12/2035(a)		$12,880,000	16,321,398
7.75%, 01/17/2038(a)		6,000,000	7,406,297
Indonesia Treasury Bonds
9.00%, 03/15/2029	IDR	160,000,000,000	10,466,078
8.25%, 05/15/2029		200,000,000,000	12,856,717
8.75%, 05/15/2031		235,000,000,000	15,778,672
9.50%, 07/15/2031		16,000,000,000	1,110,477
7.00%, 02/15/2033		205,000,000,000	12,628,538
6.75%, 07/15/2035		20,000,000,000	1,219,541
8.38%, 04/15/2039		38,500,000,000	2,650,387
Total Indonesia			80,438,105
	Shares or Principal Amount		Value

KYRGYZSTAN—0.4%
Kyrgyz Republic International Bonds, 7.75%, 06/03/2030(a)		$2,760,000	$ 2,866,310
LAOS—0.8%
Laos Government International Bonds, 11.25%, 11/12/2030(a)(c)		5,000,000	5,250,000
MALAYSIA—14.5%
Malaysia Government Bond
3.34%, 05/15/2030	MYR	15,000,000	3,807,458
3.84%, 04/15/2033		20,000,000	5,183,147
4.64%, 11/07/2033		30,000,000	8,174,768
Malaysia Government Bonds
3.90%, 11/16/2027		5,000,000	1,289,690
3.52%, 04/20/2028		20,000,000	5,126,027
3.73%, 06/15/2028		5,000,000	1,288,020
3.89%, 08/15/2029		20,000,000	5,190,954
2.63%, 04/15/2031		25,000,000	6,120,441
3.58%, 07/15/2032		60,000,000	15,335,769
3.83%, 07/05/2034		17,000,000	4,398,485
4.25%, 05/31/2035		20,000,000	5,352,289
4.76%, 04/07/2037		10,000,000	2,787,183
4.70%, 10/15/2042		6,500,000	1,817,246
4.18%, 05/16/2044		7,000,000	1,831,986
4.07%, 06/15/2050		9,800,000	2,516,617
Malaysia Government Investment Issue
3.60%, 07/31/2028		60,000,000	15,395,722
3.64%, 08/30/2030		50,000,000	12,881,388
Total Malaysia			98,497,190
MEXICO—4.0%
Mexico Bonos, 8.50%, 05/31/2029	MXN	469,000,000	27,257,606
MONGOLIA—0.6%
Development Bank of Mongolia LLC, 8.50%, 07/03/2028(a)		$3,800,000	3,946,820
PAKISTAN—4.6%
Pakistan Government International Bonds, 6.88%, 12/05/2027(a)		3,000,000	3,044,954
Pakistan Investment Bonds
14.00%, 02/15/2027	PKR	5,200,000,000	19,197,360
14.00%, 09/20/2027		2,400,000,000	9,020,310
Total Pakistan			31,262,624
PHILIPPINES—9.8%
Philippines Government Bonds
8.00%, 07/19/2031	PHP	755,000,000	14,159,505
6.75%, 09/15/2032		893,370,000	15,911,878
6.63%, 08/17/2033		148,140,000	2,620,472
6.25%, 01/25/2034		440,220,000	7,618,382
9.25%, 11/05/2034		435,710,000	9,013,769
8.00%, 09/30/2035		260,310,000	5,069,076

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
PHILIPPINES (continued)
Philippines Government International Bonds
6.38%, 10/23/2034		$6,500,000	$ 7,211,487
5.50%, 01/17/2048		5,200,000	5,124,439
Total Philippines			66,729,008
SAUDI ARABIA—0.4%
Saudi Government International Bonds, 5.75%, 01/16/2054(a)		3,000,000	2,909,221
SINGAPORE—1.9%
Singapore Government Bonds
2.75%, 03/01/2035	SGD	4,300,000	3,593,192
3.25%, 06/01/2054(a)		9,400,000	8,957,008
Total Singapore			12,550,200
SOUTH AFRICA—3.9%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR	256,987,600	16,357,067
8.50%, 01/31/2037		165,000,000	10,291,520
Total South Africa			26,648,587
SOUTH KOREA—2.6%
Export-Import Bank of Korea, 5.13%, 01/11/2033		$3,684,000	3,845,231
Korea Housing Finance Corp., 5.13%, 01/21/2030(a)		3,500,000	3,626,941
Korea Treasury Bonds, 2.50%, 03/10/2052	KRW	18,300,000,000	10,346,893
Total South Korea			17,819,065
SRI LANKA—0.6%
Sri Lanka Government Bonds, 11.00%, 12/15/2029	LKR	880,000,000	2,968,429
Sri Lanka Government International Bonds, 3.35%, 03/15/2033(a)(c)(d)		$1,500,000	1,375,500
Total Sri Lanka			4,343,929
THAILAND—4.0%
Thailand Government Bond
1.66%, 03/17/2030	THB	96,000,000	3,085,875
2.80%, 06/17/2034		45,000,000	1,534,494
3.40%, 06/17/2036		60,000,000	2,140,582
Thailand Government Bonds
2.41%, 03/17/2035		320,000,000	10,571,974
2.70%, 06/17/2040		110,000,000	3,625,712
2.98%, 06/17/2045		180,000,000	5,822,298
Total Thailand			26,780,935
TURKEY—0.4%
Turkiye Ihracat Kredi Bankasi AS, 6.88%, 07/03/2028(a)		$2,500,000	2,584,822
URUGUAY—0.3%
Uruguay Government International Bonds, 8.25%, 05/21/2031	UYU	79,419,234	2,131,084
Total Government Bonds			515,027,304
	Shares or Principal Amount		Value
CORPORATE BONDS—75.8%
AUSTRALIA—7.0%
Australia & New Zealand Banking Group Ltd., (fixed rate to 08/12/2027, variable rate thereafter), 5.91%, 08/12/2027(b)	AUD	900,000	$ 635,496
Commonwealth Bank of Australia
(fixed rate to 11/09/2027, variable rate thereafter), 6.86%, 11/09/2027(a)(b)		4,000,000	2,869,994
(fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2033(b)		7,500,000	5,494,151
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(b)		$3,000,000	3,067,863
National Australia Bank Ltd.
(fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2027(a)(b)	AUD	7,500,000	5,324,990
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2028(a)(b)		1,500,000	1,065,855
6.43%, 01/12/2033(a)		$1,000,000	1,083,657
NBN Co. Ltd., 4.15%, 09/16/2030(a)(b)		2,907,000	2,892,581
Perenti Finance Pty. Ltd., 7.50%, 04/26/2029(a)(b)		3,800,000	3,945,690
Santos Finance Ltd., 4.13%, 09/14/2027(a)(b)		4,900,000	4,876,298
Wesfarmers Ltd., 2.55%, 06/23/2031(a)(b)	AUD	7,000,000	4,240,870
Westpac Banking Corp.
5.20%, 04/16/2026		$250,000	250,735
(fixed rate to 06/23/2028, variable rate thereafter), 6.49%, 06/23/2028(a)(b)	AUD	5,000,000	3,587,596
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2033(a)(b)		5,000,000	3,709,458
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2033(b)		6,000,000	4,523,129
Total Australia			47,568,363
BAHRAIN—0.4%
Bapco Energies BSC Closed, 7.50%, 10/25/2027(a)		$2,500,000	2,577,100
CHINA—7.7%
Alibaba Group Holding Ltd.
4.50%, 11/28/2034(b)		2,500,000	2,460,996
5.63%, 11/26/2054(b)		2,350,000	2,387,449
CFAMC III Co. Ltd., 4.75%, 04/27/2027(a)		4,500,000	4,516,380
China Hongqiao Group Ltd.
7.05%, 01/10/2028(a)		2,300,000	2,380,500
6.93%, 11/29/2028(a)		2,252,000	2,347,732
China Oil & Gas Group Ltd., 7.00%, 02/04/2029(a)(b)		5,000,000	4,993,750

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
CHINA (continued)
Far East Horizon Ltd.
6.63%, 04/16/2027(a)		$4,800,000	$ 4,902,501
5.25%, 01/13/2029(a)		2,413,000	2,418,285
Fortune Star BVI Ltd., 8.50%, 05/19/2028(a)(b)		4,700,000	4,856,998
Health & Happiness H&H International Holdings Ltd., 9.13%, 07/24/2028(a)(b)		4,900,000	5,193,020
Industrial & Commercial Bank of China Ltd., Series 2022-1, 3.28%, 01/20/2032(b)	CNY	30,000,000	4,379,868
Meituan, 5.13%, 11/05/2035(a)(b)		$2,495,000	2,470,800
Shui On Development Holding Ltd., 9.75%, 01/26/2029(a)(b)		3,750,000	3,794,325
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/2028(a)(b)		4,810,000	4,850,119
Total China			51,952,723
FRANCE—0.8%
BNP Paribas SA, VRN, (fixed rate to 08/14/2028, variable rate thereafter), 8.50%, 08/14/2028(a)(e)		5,240,000	5,610,961
GEORGIA—1.4%
Bank of Georgia JSC, VRN, (fixed rate to 07/16/2029, variable rate thereafter), 9.50%, 07/16/2029(a)(e)		2,500,000	2,623,486
Georgia Global Utilities JSC, 8.88%, 07/25/2029(a)(b)		4,119,000	4,352,959
Silk Road Group Holding LLC, 7.50%, 09/15/2030(a)(b)		2,379,000	2,420,100
Total Georgia			9,396,545
HONG KONG—9.5%
AIA Group Ltd., 5.63%, 10/25/2027(a)(b)		3,750,000	3,854,850
Bank of East Asia Ltd., VRN, (fixed rate to 03/15/2026, variable rate thereafter), 6.75%, 03/15/2026(a)(b)		2,500,000	2,506,327
China Ping An Insurance Overseas Holdings Ltd., 5.00%, 10/08/2035(a)(b)		1,260,000	1,253,545
CS Treasury Management Services P Ltd., 9.00%, 06/05/2026(a)(d)(e)		2,500,000	2,555,114
Elect Global Investments Ltd., VRN, (fixed rate to 09/11/2030, variable rate thereafter), 7.20%, 09/11/2030(a)(e)		9,200,000	9,728,242
Hongkong Land Finance Cayman Islands Co. Ltd., 5.25%, 07/14/2033(a)(b)		5,000,000	5,158,825
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(a)		15,500,000	16,262,878
	Shares or Principal Amount		Value

Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(a)		$980,000	$ 1,142,589
Melco Resorts Finance Ltd.
7.63%, 04/17/2032(a)(b)		4,769,000	5,000,677
7.63%, 04/17/2032(a)(b)		3,000,000	3,145,740
MTR Corp. CI Ltd., VRN, (fixed rate to 09/24/2035, variable rate thereafter), 5.63%, 09/24/2035(a)(e)		3,000,000	3,157,113
MTR Corp. Ltd., 5.25%, 04/01/2055(a)(b)		1,300,000	1,300,356
NWD Finance BVI Ltd., (fixed rate to 03/22/2026, variable rate thereafter), 5.25%, 03/22/2026(a)(e)		3,700,000	2,879,657
NWD MTN Ltd., 8.63%, 02/08/2028(a)(b)		1,200,000	1,169,912
Prudential Funding Asia PLC, VRN, (fixed rate to 08/03/2028, variable rate thereafter), 2.95%, 08/03/2028(a)(b)		5,400,000	5,201,333
Total Hong Kong			64,317,158
INDIA—12.0%
Axis Bank Ltd., VRN, (fixed rate to 09/08/2026, variable rate thereafter), 4.10%, 09/08/2026(a)(e)		2,500,000	2,481,856
Greenko Power II Ltd., 4.30%, 12/13/2028(a)(b)(c)		1,543,560	1,478,636
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/2028(a)(b)(c)		3,195,000	3,265,954
HDFC Bank Ltd.
Series 1, 7.95%, 09/21/2026	INR	500,000,000	5,433,162
Series AB1, 7.69%, 01/27/2033		660,000,000	7,225,033
IIFL Finance Ltd., 8.75%, 07/24/2028(a)		$1,748,000	1,822,206
India Cleantech Energy, 4.70%, 08/10/2026(a)(b)(c)		2,277,000	2,262,313
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(c)		5,261,995	5,164,374
Indian Railway Finance Corp. Ltd., Series 129, 8.45%, 12/04/2028	INR	50,000,000	559,084
Manappuram Finance Ltd., 7.38%, 05/12/2028(a)(c)		$2,500,000	2,565,798
Muthoot Finance Ltd., 7.13%, 02/14/2028(a)(c)		2,389,000	2,446,905
Power Finance Corp. Ltd., 6.15%, 12/06/2028(a)		7,112,000	7,442,498
Power Grid Corp. of India Ltd.
8.13%, 04/25/2027	INR	150,000,000	1,647,049
8.13%, 04/25/2028		500,000,000	5,534,997
REC Ltd.
5.63%, 04/11/2028(a)		$3,443,000	3,530,094
4.75%, 09/27/2029(a)		3,800,000	3,838,861
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/2031(a)(b)		1,213,000	1,214,578

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
INDIA (continued)
Sammaan Capital Ltd.
9.00%, 04/29/2026	INR	100,000,000	$ 1,076,414
9.70%, 07/03/2027(a)		$1,734,000	1,808,952
8.95%, 08/28/2028(a)		1,500,000	1,570,230
7.50%, 10/16/2030(a)		1,000,000	1,007,304
Shriram Finance Ltd., 6.63%, 04/22/2027(a)		5,000,000	5,108,831
UPL Corp. Ltd.
4.50%, 03/08/2028(a)		2,641,000	2,574,961
4.63%, 06/16/2030(a)		2,700,000	2,578,426
Vedanta Resources Finance II PLC
10.25%, 06/03/2028(a)(b)		1,000,000	1,037,583
10.88%, 09/17/2029(a)(b)		1,700,000	1,821,138
9.13%, 10/15/2032(a)(b)		2,500,000	2,618,836
9.85%, 04/24/2033(a)(b)		1,800,000	1,940,091
Total India			81,056,164
INDONESIA—3.9%
Bank Negara Indonesia Persero Tbk. PT, VRN, (fixed rate to 03/24/2027, variable rate thereafter), 4.30%, 03/24/2027(a)(e)		4,130,000	4,051,862
Krakatau Posco PT, 6.38%, 06/11/2029(a)		4,750,000	4,914,290
LLPL Capital Pte. Ltd., 6.88%, 02/04/2039(a)(c)		4,301,588	4,454,397
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/2030(a)(b)		2,251,000	2,382,001
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/2029(a)(b)		2,206,000	2,301,122
Nickel Industries Ltd., 9.00%, 09/30/2030(a)(b)		3,419,000	3,589,638
Pertamina Geothermal Energy PT, 5.15%, 04/27/2028(a)(b)		1,892,000	1,918,184
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/2048(a)		3,129,000	3,111,207
Total Indonesia			26,722,701
ISRAEL—0.2%
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/2029(b)		1,200,000	1,315,172
JAPAN—2.2%
Nippon Life Insurance Co., VRN, (fixed rate to 04/30/2035, variable rate thereafter), 6.50%, 04/30/2035(a)(b)		3,170,000	3,391,567
NTT Finance Corp., 5.50%, 07/16/2035(a)(b)		1,800,000	1,859,427
Rakuten Group, Inc., 11.25%, 02/15/2027(a)		4,500,000	4,793,656
SoftBank Corp., 5.33%, 07/09/2035(a)(b)		5,000,000	5,007,635
Total Japan			15,052,285
	Shares or Principal Amount		Value

KAZAKHSTAN—1.0%
Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026(a)	KZT	3,265,000,000	$ 6,375,306
MACAO—2.1%
MGM China Holdings Ltd., 7.13%, 06/26/2031(a)(b)		$3,600,000	3,821,102
Sands China Ltd., 5.40%, 08/08/2028(b)		5,000,000	5,096,190
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(b)		2,300,000	2,228,172
Wynn Macau Ltd., 5.63%, 08/26/2028(a)(b)		3,000,000	2,993,855
Total Macao			14,139,319
MALAYSIA—2.9%
DRB-Hicom Bhd., IMTN, 5.10%, 12/12/2029	MYR	5,000,000	1,330,874
Khazanah Capital Ltd., 4.76%, 09/05/2034(a)		$3,900,000	3,916,560
Pengerang LNG Two Sdn Bhd.
IMTN, 2.86%, 10/20/2028	MYR	5,000,000	1,244,992
IMTN, 2.92%, 10/19/2029		5,000,000	1,236,848
Petroliam Nasional Bhd., 7.63%, 10/15/2026(a)		$2,000,000	2,048,344
Petronas Capital Ltd.
2.48%, 01/28/2032(a)(b)		2,000,000	1,796,110
5.85%, 04/03/2055(a)(b)		2,800,000	2,915,621
4.80%, 04/21/2060(a)(b)		2,600,000	2,333,514
Tenaga Nasional Bhd., 7.50%, 01/15/2096(a)		2,700,000	2,695,410
Total Malaysia			19,518,273
MONGOLIA—0.7%
Tsetsens Mining & Energy LLC, 11.38%, 02/05/2031(a)(b)		5,000,000	4,976,700
MOROCCO—0.4%
OCP SA, 7.50%, 05/02/2054(a)(b)		2,672,000	2,911,986
PHILIPPINES—1.3%
AC Energy Finance International Ltd., 5.10%, 05/25/2026(a)(e)		3,400,000	2,872,177
Globe Telecom, Inc., VRN, (fixed rate to 08/02/2026, variable rate thereafter), 4.20%, 08/02/2026(a)(e)		1,097,000	1,092,598
Smphi SG Holdings Pte. Ltd., 4.75%, 09/16/2030(a)(b)		5,000,000	5,007,411
Total Philippines			8,972,186
SAUDI ARABIA—1.5%
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/2042(a)(c)		5,014,000	5,181,003
SNB Funding Ltd., VRN, (fixed rate to 06/24/2030, variable rate thereafter), 6.00%, 06/24/2030(a)(b)		5,000,000	5,117,374
Total Saudi Arabia			10,298,377
SINGAPORE—3.6%
Avation Group S Pte. Ltd., 8.50%, 05/15/2031(a)(b)		5,000,000	4,917,286

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
SINGAPORE (continued)
GLP Pte. Ltd., 9.75%, 05/20/2028(a)		$5,000,000	$ 5,122,313
Oversea-Chinese Banking Corp. Ltd., VRN, (fixed rate to 09/08/2030, variable rate thereafter), 4.55%, 09/08/2030(a)(b)		5,000,000	4,969,036
Temasek Financial I Ltd., 1.85%, 07/30/2030(a)(b)	CNY	66,000,000	9,413,015
Total Singapore			24,421,650
SOUTH KOREA—3.8%
Busan Bank Co. Ltd., 3.63%, 07/25/2026(a)		$5,100,000	5,080,676
Hanwha Life Insurance Co. Ltd., VRN, (fixed rate to 06/24/2030, variable rate thereafter), 6.30%, 06/24/2030(a)(b)		2,500,000	2,600,000
LG Energy Solution Ltd., 5.38%, 04/02/2030(a)		4,330,000	4,462,985
Shinhan Bank Co. Ltd., 4.50%, 03/26/2028(a)		5,000,000	5,023,884
Tongyang Life Insurance Co. Ltd., VRN, (fixed rate to 05/07/2030, variable rate thereafter), 6.25%, 05/07/2030(a)(b)		4,738,000	4,934,628
Woori Bank, VRN, (fixed rate to 07/24/2029, variable rate thereafter), 6.38%, 07/24/2029(a)(e)		3,500,000	3,636,165
Total South Korea			25,738,338
SWITZERLAND—0.4%
UBS Group AG, VRN, (fixed rate to 11/13/2028, variable rate thereafter), 9.25%, 11/13/2028(a)(e)		2,700,000	2,947,810
THAILAND—2.8%
Bangkok Bank PCL
9.03%, 03/15/2029(a)		1,200,000	1,348,045
VRN, (fixed rate to 03/25/2035, variable rate thereafter), 6.06%, 03/25/2035(a)(b)		6,500,000	6,649,402
GC Treasury Center Co. Ltd., VRN, (fixed rate to 03/10/2035, variable rate thereafter), 7.13%, 03/10/2035(a)(e)		5,000,000	5,130,550
Shares or Principal Amount			Value

Muangthai Capital PCL
6.88%, 09/30/2028(a)(c)		$1,824,000	$ 1,853,564
7.55%, 07/21/2030(a)(c)		1,650,000	1,710,703
Thaioil Treasury Center Co. Ltd., VRN, (fixed rate to 01/15/2031, variable rate thereafter), 6.10%, 01/15/2031(a)(e)		2,326,000	2,334,281
Total Thailand			19,026,545
UNITED ARAB EMIRATES—3.6%
Abu Dhabi Commercial Bank PJSC, VRN, (fixed rate to 09/10/2029, variable rate thereafter), 5.36%, 09/10/2029(a)(b)		4,800,000	4,876,269
Aldar Properties PJSC, VRN, (fixed rate to 01/14/2033, variable rate thereafter), 5.88%, 01/14/2033(a)(b)		2,634,000	2,603,413
DP World Ltd., 6.85%, 07/02/2037(a)		2,700,000	3,002,130
First Abu Dhabi Bank PJSC, VRN, (fixed rate to 10/04/2028, variable rate thereafter), 6.32%, 10/04/2028(a)(b)		5,000,000	5,187,535
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(a)(c)		7,237,000	6,369,873
MAF Global Securities Ltd., VRN, (fixed rate to 06/30/2027, variable rate thereafter), 7.88%, 06/30/2027(a)(e)		2,500,000	2,576,170
Total United Arab Emirates			24,615,390
UNITED KINGDOM—3.8%
HSBC Holdings PLC
(fixed rate to 11/03/2027, variable rate thereafter), 7.39%, 11/03/2027(b)		3,500,000	3,693,545
VRN, (fixed rate to 03/07/2028, variable rate thereafter), 8.00%, 03/07/2028(e)		6,700,000	7,050,986
Standard Chartered PLC
VRN, (fixed rate to 11/16/2027, variable rate thereafter), 7.77%, 11/16/2027(a)(b)		3,000,000	3,185,992
VRN, (fixed rate to 01/09/2028, variable rate thereafter), 6.30%, 01/09/2028(a)(b)		7,276,000	7,559,136
VRN, (fixed rate to 11/14/2035, variable rate thereafter), 7.00%, 11/14/2035(a)(e)		4,400,000	4,529,316
Total United Kingdom			26,018,975
UNITED STATES—2.0%
Equinix Asia Financing Corp. Pte. Ltd., 3.50%, 03/15/2030(a)(b)	SGD	3,000,000	2,377,096

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Hyundai Capital America, 6.38%, 04/08/2030(a)(b)		$5,100,000	$ 5,447,463
Telecommunications Co. Telekom Srbija AD Belgrade, 8.00%, 05/22/2028(f)	EUR	5,000,000	5,950,455
Total United States			13,775,014
UZBEKISTAN—0.4%
Uzbekneftegaz JSC, 8.75%, 05/07/2030(a)		$2,348,000	2,539,435
VIETNAM—0.4%
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029(a)(b)(c)		2,497,132	2,491,445
Total Corporate Bonds			514,335,921
SUPRANATIONAL—6.8%
Asian Infrastructure Investment Bank, 6.65%, 06/30/2033(a)	INR	550,000,000	5,732,731
Corp. Andina de Fomento, 8.25%, 04/26/2034		320,000,000	3,515,226
European Bank for Reconstruction & Development, 6.75%, 03/14/2031		850,000,000	9,091,523
Inter-American Development Bank EMTN, 7.00%, 04/17/2033		850,000,000	9,108,427
International Bank for Reconstruction & Development
7.05%, 07/22/2029		137,000,000	1,486,885
7.00%, 01/25/2031		1,250,000,000	13,507,406
4.93%, 11/03/2032	PHP	242,000,000	4,060,165
Total Supranational			46,502,363
COMMON STOCKS—0.0%
CHINA—0.0%
Kaisa Group Holdings Ltd.(g)		79,662	953
Total Common Stocks			953
SHORT-TERM INVESTMENT—3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(h)		24,097,594	24,097,594
Total Short-Term Investment			24,097,594
Total Investments (Cost $1,099,038,056)—162.1%			1,099,964,135
Long Term Debt Securities			(326,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value			(100,000,000)
Other Assets in Excess of Liabilities—0.7%			4,747,184
Net Assets—100.0%			$678,711,319

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Sinkable security.
(d)	Step bond. Rate disclosed is as of January 31, 2026.
(e)	Perpetual maturity. Maturity date presented represents the next call date.
(f)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(g)	Non-income producing security.
(h)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

AG	Assured Guaranty Inc.
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
DOP	Dominican Republic Peso
EMTN	Euro Medium Term Note
EUR	Euro Currency
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PKR	Pakistan Rupee
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note
ZAR	South African Rand

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

As of January 31, 2026, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Korea Treasury Bond - 10 Year	663	3/17/2026	$51,679,132	$51,104,523	$(574,609)
Ultra United States Treasury Note 10 Year	306	3/20/2026	36,518,324	35,935,875	(582,449)
United States Treasury Note 6%—10 year	425	3/20/2026	48,058,870	47,526,953	(531,917)
United States Treasury Note 6%—5 Year	453	3/31/2026	49,653,713	49,345,149	(308,564)
					$(1,997,539)
Short Contract Positions
United States Treasury Note 6%—10 year	(199)	3/20/2026	$(22,500,680)	$(22,253,797)	$246,883
					$(1,750,656)

As of January 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/06/2026	UBS AG	AUD	124,014,924	USD	80,572,744	$86,357,288	$5,784,544
04/30/2026	HSBC Bank PLC	AUD	124,014,924	USD	86,804,569	86,329,117	(475,452)
Chinese Yuan Renminbi Offshore/United States Dollar
04/23/2026	Royal Bank of Canada	CNH	179,895,000	USD	25,980,679	25,963,393	(17,286)
New Taiwan Dollar/United States Dollar
03/03/2026	UBS AG	TWD	49,000,000	USD	1,559,784	1,549,064	(10,720)
Singapore Dollar/United States Dollar
02/06/2026	Standard Chartered Bank	SGD	25,985,312	USD	20,034,653	20,431,400	396,747
04/17/2026	Royal Bank of Canada	SGD	26,897,312	USD	21,337,031	21,250,735	(86,296)
South Korean Won/United States Dollar
04/14/2026	Citibank N.A.	KRW	43,613,697,000	USD	29,688,081	30,147,305	459,224
Thai Baht/United States Dollar
02/06/2026	Standard Chartered Bank	THB	242,918,560	USD	7,537,687	7,721,856	184,169
02/06/2026	Standard Chartered Bank	THB	293,106,000	USD	9,376,000	9,317,206	(58,794)
04/24/2026	UBS AG	THB	116,223,560	USD	3,713,961	3,714,511	550
Total						$292,781,875	$6,176,686

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/06/2026	HSBC Bank PLC	USD	86,832,521	AUD	124,014,924	$86,357,288	$475,233
United States Dollar/Euro
03/13/2026	Royal Bank of Canada	USD	5,840,329	EUR	4,950,000	5,877,879	(37,550)
United States Dollar/Hong Kong Dollar
04/01/2026	Standard Chartered Bank	USD	12,611,649	HKD	98,000,000	12,568,968	42,681
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Indonesian Rupiah
04/10/2026	Citibank N.A.	USD	4,951,524	IDR	83,855,005,000	$4,992,473	$(40,949)
04/10/2026	Royal Bank of Canada	USD	2,977,380	IDR	49,832,523,000	2,966,878	10,502
04/10/2026	Royal Bank of Canada	USD	19,181,940	IDR	322,641,772,000	19,209,114	(27,174)
United States Dollar/Malaysian Ringgit
04/23/2026	BNP Paribas S.A.	USD	31,389,629	MYR	125,804,300	31,969,182	(579,553)
United States Dollar/Philippine Peso
03/27/2026	Citibank N.A.	USD	5,917,413	PHP	352,205,000	5,968,178	(50,765)
03/27/2026	Royal Bank of Canada	USD	6,865,960	PHP	404,843,770	6,860,152	5,808
United States Dollar/Singapore Dollar
02/06/2026	Royal Bank of Canada	USD	20,514,294	SGD	25,985,312	20,431,401	82,893
United States Dollar/Thai Baht
02/06/2026	UBS AG	USD	3,700,680	THB	116,223,560	3,694,496	6,184
02/06/2026	UBS AG	USD	13,048,430	THB	419,801,000	13,344,566	(296,136)
04/24/2026	UBS AG	USD	3,114,837	THB	96,298,000	3,077,689	37,148
Total						$217,318,264	$(371,678)
Unrealized appreciation on forward foreign currency exchange contracts							$7,485,683
Unrealized depreciation on forward foreign currency exchange contracts							$(1,680,675)

*	Certain contracts with different trade dates and like characteristics have been shown net.

As of January 31, 2026, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	31,000,000	08/23/2029	Morgan Stanley	Receive	1-day SOFR	3.40%	Annually	$(201)	$122,839	$123,040
USD	20,000,000	03/17/2032	Morgan Stanley	Receive	1-day SOFR	3.40%	Annually	-	368,245	368,245
USD	25,000,000	03/17/2033	Morgan Stanley	Receive	1-day SOFR	3.38%	Annually	-	647,637	647,637
								$(201)	$1,138,721	$1,138,922

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2026 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund  sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
9

Notes to Portfolio of Investments  (concluded)
January 31, 2026 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
10